3. SIGNIFICANT ACCOUNTING POLICIES: Foreign currencies (Policies)	12 Months Ended
Sep. 30, 2022
Policies
Foreign currencies

Foreign currencies

The functional and presentation currency of the Company is the Canadian dollar.

Transactions in currencies other than the functional currency are recorded at the rate of the exchange prevailing on dates of transactions. At each financial position reporting date, monetary assets and liabilities that are denominated in foreign currencies are translated at the rates prevailing at each reporting date. Non-monetary items denominated in foreign currencies that are measured at fair value are retranslated to the functional currency at the exchange rate at the date the fair value was determined. Non-monetary items that are measured in terms of historical cost in a foreign currency are not retranslated.

The Company has determined that the functional currency of its subsidiaries in Peru is the Peruvian nuevo sole and the functional currency of its subsidiaries in USA is the US dollar. Exchange differences arising from the translation of the subsidiaries’ functional currencies into the Company’s presentation currency are taken directly to the foreign exchange reserve.